Exploration and evaluation assets	12 Months Ended
Dec. 31, 2021
Exploration and evaluation assets
Exploration and evaluation assets

5. Exploration and evaluation assets

The following table reconciles the change in Vermilion’s exploration and evaluation assets:

	2021	2020
Balance at January 1	254,094	286,148
Acquisitions	—	1,380
Additions	35,406	14,721
Changes in asset retirement obligations	110	(500)
Transfers to capital assets	(11,495)	—
Depreciation	(35,549)	(54,838)
Foreign exchange	(9,276)	7,183
Balance at December 31	233,290	254,094

Cost	408,494	395,615
Accumulated depreciation	(175,204)	(141,521)
Carrying amount at December 31	233,290	254,094